Note 5 - Restatement and Reclassification of Prior Period Financial Statements	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
5.	RESTATEMENT AND RECLASSIFICATION OF PRIOR PERIOD FINANCIAL STATEMENTS

In connection with the preparation of the Company’s consolidated financial statements for the year ended
March 31, 2020,
differences were identified between amounts recorded in the general ledger and balances based on subsequent cash disbursements and invoices for commodity suppliers’ accruals and payables recorded in trade and other payables. These differences represent the combination of the timely cut-off of payables and accruals and historical cash disbursements that were not
expensed in the proper period. The Company also restated for amortization of customer acquisition costs during the year ended
March 31, 2019
increasing selling and marketing costs by
$4.3
million. These differences resulted in increasing the accumulated deficit, beginning of year deficit at
April 1, 2018
by
$59.0
million, increasing the
2019
loss for the year by
$24.1
million and increasing the accumulated deficit, end of the year deficit at
March 31, 2019
by
$83.1
million.

The Company also identified certain reclassifications related to balances due from independent system operators and LDCs, and assets and liabilities related to green provisions and certificates. The Company also reclassified the credit facility and
8.75%
loan from long-term to current debt as a result of the restatement’s effect on the compliance with financial covenants and related cross-default provisions as of
March 31, 2019.

The Company assessed the materiality of the differences and determined the adjustments were material to the consolidated financial statements. The following tables summarize the effects of the reclassifications and restatements, including the tax effect of the items described above.

Line items on the restated consolidated statements of financial position:

	Balance as of			Balance as of
	March 31, 2019			March 31, 2019
	as originally reported	Reclassifications	Restatement	as restated
Trade and other receivables	$672,615	$32,606	$-	$705,221
Other current assets	349,643	41,446	(4,300)	386,789
Current assets	1,022,258	74,052	(4,300)	1,092,010
Deferred income tax asset	1,092	-	3,146	4,238
Non-current assets	595,274	-	3,146	598,420
TOTAL ASSETS	$1,626,503	$74,052	$(1,154)	$1,699,401

Trade and other payables	$714,110	$74,052	$81,921	$870,083
Current portion of long-term debt	37,429	441,672	-	479,101
Current liabilities	893,254	515,724	81,921	1,490,899
Long-term debt	687,943	(441,672)	-	246,271
Non-current liabilities	817,064	(441,672)	-	375,392
TOTAL LIABILITIES	$1,715,518	$74,052	$81,921	$1,871,491

Accumulated deficit	$(1,390,701)	$-	$(83,075)	$(1,473,776)
TOTAL SHAREHOLDERS' DEFICIT	$(89,015)	$-	$(83,075)	$(172,090)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$1,626,503	$74,052	$(1,154)	$1,699,401

The above restatement and reclassifications did
not
impact the balance sheet as at
March 31, 2018
other than increasing both trade and other payables and accumulated deficit by
$58,979
.
 Trade and other payables as at
March 31, 2018
has been restated from
$590,018
to
$648,997.
Line items on the restated consolidated statements of loss:

	Year ended		Year ended
	March 31, 2019,		March 31, 2019
	as originally reported 1	Restatement	(Restated)
Cost of goods sold	2,336,154	23,713	2,359,867
Gross Margin	702,284	(23,713)	678,571
Selling and marketing	207,438	4,300	211,738
Other income, net	1,541	771	2,312
Loss before income taxes	(99,198)	(27,242)	(126,440)
Provision for (recovery of) income taxes	14,978	(3,146)	11,832
Loss for the year	$(242,435)	$(24,096)	$(266,531)
Total comprehensive loss for the year, net of tax	$(237,413)	$(24,096)	$(261,509)

Loss per share from continuing operations
Basic	$(0.84)	$(0.16)	$(1.00)
Diluted	$(0.84)	$(0.16)	$(1.00)

Loss per share from discontinued operations
Basic	$(0.86)	$-	$(0.86)
Diluted	$(0.86)	$-	$(0.86)

Loss per share available to shareholders
Basic	$(1.70)	$(0.16)	$(1.86)
Diluted	$(1.70)	$(0.16)	$(1.86)
1
The
March 31, 2019
statements have been adjusted to remove the discontinued operations as described in Note
24
and to reflect the implementation of the IFRIC Decision as described in Note
7.

Line items on the restated consolidated statements of changes in shareholders’ deficit:

	Year ended		Year ended
	March 31, 2019		March 31, 2019
	as reported	Adjustment	(Restated)
Accumulated earnings (loss), beginning of year	$775,350	$(58,979)	$716,371
Loss for the year, attributable to shareholders	(242,243)	(24,096)	(266,339)
Accumulated earnings (loss), end of year	533,107	(83,075)	450,032
Total shareholders' deficit	$(89,015)	$(83,075)	$(172,090)

Line items on the restated consolidated statements of cash flows:

	Year ended		Year ended
	March 31, 2019		March 31, 2019
	as reported 1	Adjustment	(Restated)
Loss from continuing operations before income taxes	$(99,198)	$(27,242)	$(126,440)
Loss before income taxes	(231,201)	(27,242)	(258,443)
Net change in working capital balances	$(8,728)	$27,242	$18,514
1
The
March 31, 2019
statements have been adjusted to remove the effects of the discontinued operations as described in Note
24.